Consolidated Statements of Changes in Equity - USD ($)		Share capital Previously Reported	Share capital Adjustments for modification of Reachnet Agreement	Share capital	Translation of foreign subsidiaries Previously Reported	Translation of foreign subsidiaries Adjustments for modification of Reachnet Agreement	Translation of foreign subsidiaries	Promissory Note – Equity Classification Previously Reported	Promissory Note – Equity Classification Adjustments for modification of Reachnet Agreement	Promissory Note – Equity Classification	Retained earnings Previously Reported	Retained earnings Adjustments for modification of Reachnet Agreement	Retained earnings	Securities Premium reserve Previously Reported	Securities Premium reserve Adjustments for modification of Reachnet Agreement	Securities Premium reserve	Employee benefits reclassification Previously Reported	Employee benefits reclassification Adjustments for modification of Reachnet Agreement	Employee benefits reclassification	ESOP Trust Previously Reported	ESOP Trust Adjustments for modification of Reachnet Agreement	ESOP Trust	Total Previously Reported	Total Adjustments for modification of Reachnet Agreement	Total	Non- controlling interest Previously Reported	Non- controlling interest Adjustments for modification of Reachnet Agreement	Non- controlling interest	Previously Reported	Adjustments for modification of Reachnet Agreement	Total
Balance at Mar. 31, 2022		$ 341,541		$ 341,541	$ (283,077)		$ (283,077)				$ 12,148,402		$ (2,170,851)										$ 12,206,866		$ (2,112,387)	$ 1,908		$ 1,908	$ 12,208,774		$ (2,110,480)
Balance (in Shares) at Mar. 31, 2022		569,235		569,235
Derecognition on disposal of a subsidiary – GHSI																												(1,908)			(1,908)
Issue of shares				$ 30,010												14,224,240									14,254,250						14,254,250
Issue of shares (in Shares)				50,016
Share warrants exercised				$ 4,215												71,108									75,323						75,323
Share warrants exercised (in Shares)				7,025
Cost of IPO																(1,820,404)									(1,820,404)						(1,820,404)
Cost of IPO (in Shares)
Profit/(loss) for the year													(2,348,103)												(2,348,103)			712,266			(1,635,837)
Acquired in the business combination																												1,768,961			1,768,961
Other comprehensive income for the year							158,085												(714)						(157,371)			57,251			214,622
Balance at Mar. 31, 2023				$ 375,766			(124,992)						(4,518,954)			12,474,944			(714)						8,206,050			2,538,478			10,744,528
Balance (in Shares) at Mar. 31, 2023				626,276
Conversion of Promissory Note into Equity (Subsequent Event)
Adjustments for modification of Reachnet Agreement												$ (14,319,254)												$ (14,319,254)						$ (14,319,254)
Balance at Mar. 31, 2023				$ 375,766			(124,992)						(4,518,954)			12,474,944			(714)						8,206,050			2,538,478			10,744,528
Balance (in Shares) at Mar. 31, 2023				626,276
Profit/(loss) for the year													287,669												287,669			365,505			653,174
Other comprehensive income for the year							(29,165)												(489)						(29,654)			111,048			81,394
Issue of shares DTC
Issue of shares DTC (in Shares)				46,040
Issue of ESOP Trust													(5,720,000)									5,720,000
Issue of ESOP Trust (in Shares)				666,652
Conversion of Promissory Note into Equity (Subsequent Event)
Issue of shares common stock – Lenders				$ 158,809												4,178,524									4,337,333						4,337,333
Issue of shares common stock – Lenders (in Shares)				481,187
Issue of shares common stock – others				$ 1,421												50,874									52,295						52,295
Issue of shares common stock – others (in Shares)				2,369
Issue of shares common stock – Directors				$ 3,000												107,400									110,400						110,400
Issue of shares common stock – Directors (in Shares)				5,000
Balance at Mar. 31, 2024		$ 538,996		$ 538,996	(154,156)		(154,156)				(9,951,285)		(9,951,285)	16,811,742		16,811,742	(1,203)		(1,203)	5,720,000		5,720,000	12,964,094			3,015,031		3,015,031	15,979,125		15,979,125
Balance (in Shares) at Mar. 31, 2024		1,827,524		732
Share warrants exercised
Cost of IPO
Profit/(loss) for the year													586,309															62,663			648,972
Issuance of Promissory Note (Net)										7,548,709																					7,548,709
Conversion of Promissory note into Equity				$ 28,546						(2,297,500)						2,268,954
Conversion of Promissory note into Equity (in Shares)				1,142
Acquired in the business combination
Other comprehensive income for the year							(8,209)												45									15,082			6,919
Conversion of Promissory Note into Equity (Subsequent Event)
Issue of shares common stock – others
Issue of shares common stock – others (in Shares)				214
Balance at Sep. 30, 2024				$ 567,542			(162,365)			5,251,209			(9,364,976)			19,080,696			(1,158)			5,720,000						3,092,776			24,183,724
Balance (in Shares) at Sep. 30, 2024				2,088
Balance at Mar. 31, 2024		$ 538,996		$ 538,996	(154,156)		(154,156)				(9,951,285)		(9,951,285)	16,811,742		16,811,742	(1,203)		(1,203)	5,720,000		5,720,000	12,964,094			3,015,031		3,015,031	15,979,125		15,979,125
Balance (in Shares) at Mar. 31, 2024		1,827,524		732
Profit/(loss) for the year													694,584												694,584			134,828			829,412
Issuance of Promissory Note (Net)										7,548,709															7,548,709						7,548,709
Reversal of ESOP Trust Reserve	[1]												5,720,000									(5,720,000)
Conversion of Promissory note into Equity				$ 513,856						(5,917,724)						5,403,868
Conversion of Promissory note into Equity (in Shares)				51,385,558
Cancellation of Unvested shares	[2]
Cancellation of Unvested shares (in Shares)	[2]			300,000
Other comprehensive income for the year							(37,617)												3,061						(34,555)			41,978			7,423
Issue of ESOP Trust
Issue of ESOP Trust (in Shares)				115,000,000
Conversion of Promissory Note into Equity (Subsequent Event)
Issue of shares common stock – others				$ 114,844												739,374									$ 854,218						854,218
Issue of shares common stock – others (in Shares)				11,484,409
Balance at Mar. 31, 2025		$ 1,167,696		$ 1,167,696	(191,773)		(191,773)	1,630,984		1,630,984	(3,536,701)		(3,536,701)	22,954,985		22,954,985	1,858		1,858				22,027,050			3,191,837		3,191,837	25,218,887		25,218,886
Balance (in Shares) at Mar. 31, 2025		179,997,491		71,999
Balance at Sep. 30, 2024				$ 567,542			(162,365)			5,251,209			(9,364,976)			19,080,696			(1,158)			5,720,000						3,092,776			24,183,724
Balance (in Shares) at Sep. 30, 2024				2,088
Profit/(loss) for the year													108,275															72,165			180,440
Reversal of ESOP Trust Reserve	[1]												5,720,000									(5,720,000)
Conversion of Promissory note into Equity				$ 485,310						(3,620,225)						3,134,914
Conversion of Promissory note into Equity (in Shares)				20,554
Cancellation of Unvested shares	[2]
Cancellation of Unvested shares (in Shares)	[2]			120
Other comprehensive income for the year							(29,408)												3,016									26,896			504
Issue of ESOP Trust
Issue of ESOP Trust (in Shares)				46,000
Conversion of Promissory Note into Equity (Subsequent Event)
Issue of shares common stock – others				$ 114,844												739,374															754,218
Issue of shares common stock – others (in Shares)				4,594
Balance at Mar. 31, 2025		$ 1,167,696		$ 1,167,696	$ (191,773)		(191,773)	$ 1,630,984		1,630,984	$ (3,536,701)		(3,536,701)	$ 22,954,985		22,954,985	$ 1,858		1,858				$ 22,027,050			$ 3,191,837		3,191,837	$ 25,218,887		25,218,886
Balance (in Shares) at Mar. 31, 2025		179,997,491		71,999
Issue of shares				$ 290,000												100,000															390,000
Issue of shares (in Shares)				386,000
Profit/(loss) for the year																															340,028
Other comprehensive income for the year							(67,891)												1,494									157,396			90,999
Issue of shares DTC (in Shares)				77
Issue of ESOP Trust (in Shares)				1,520,000
Conversion of Promissory Note into Equity (Subsequent Event)
Profit/(loss) for the year													278,641																		278,641
Balance at Sep. 30, 2025				$ 1,457,696			$ (259,664)			$ 1,630,984			$ (3,258,060)			$ 23,054,985			$ 3,352									$ 3,349,233			$ 25,978,526
Balance (in Shares) at Sep. 30, 2025				1,978,076

[1]	In the years ended March 31, 2025 and March 31, 2024, the Company issued restricted shares to the Lytus Trust, an entity controlled by the company’s chief executive officer, for future allocation to employees by management and created an ESOP reserve by adjusting retained earnings. As per IFRS 2, share-based payment expense is to be recognized in profit or loss only when the shares are allotted or vested to employees. Since no shares were allotted, the Company has reversed the ESOP reserve in the current year. The shares held by the trust are treated as restricted shares and excluded from EPS as per IAS 33. This has no impact on profit or loss as well as on equity for the current or previous period.
[2]	During the year ended March 31, 2025, the Company issued 300,000 common shares to employees of its subsidiaries. Subsequently, due to a breach of the underlying agreement, these shares were cancelled during the current reporting period.